Deferred income taxes (Schedule of Reconciliation of Total Tax Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (34,855)	$ (27,365)
Income tax rate	28.50%	30.00%
Accounting profit	$ (9,934)	$ (8,210)
Effect on income taxes of:
Non-deductible share-based compensation	439	284
Unrecognized deductible temporary difference and carry forward amounts and experimental development expenditures	9,458	7,892
Other non-deductible items	37	34
Income tax recovery